CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jul. 02, 2011	Jul. 03, 2010
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Net sales	$ 35,583	$ 51,666	$ 79,046	$ 95,197
Cost of sales	29,044	33,853	60,347	63,900
Gross profit	6,539	17,813	18,699	31,297
Research and development expenses	11,340	12,214	24,913	23,995
Selling and administrative expenses	7,329	6,892	16,765	13,884
Restructuring and impairment (recovery) charges	1,047	(1,717)	1,047	(1,717)
Operating (loss) income	(13,177)	424	(24,026)	(4,865)
Interest income	131	93	272	186
Interest expense	(8)	(43)	(25)	(95)
Other income, net	0	317	51	377
Net (loss) income	$ (13,054)	$ 791	$ (23,728)	$ (4,397)
Earnings (loss) per share
Basic (loss) earnings per share	$ (0.19)	$ 0.01	$ (0.35)	$ (0.07)
Diluted (loss) earnings per share	$ (0.19)	$ 0.01	$ (0.35)	$ (0.07)
Weighted average common shares outstanding used in computing earnings (loss) per share
Basic (in shares)	67,616	64,902	67,327	64,553
Diluted	67,616	67,106	67,327	64,553